Condensed Interim Statements of Changes in Equity (Unaudited) $ in Thousands	Ordinary Shares [Member] USD ($) Period shares	Accumulated Other Comprehensive Income [Member] USD ($)	Additional Paid in Capital [Member] USD ($)	Warrants [Member] USD ($)	Accumulated Deficit [Member] USD ($)	USD ($)
Balance, beginning at Dec. 31, 2017	$ 57	$ 16	$ 221,055	$ 2,960	$ (168,188)	$ 55,900
Balance, shares beginning at Dec. 31, 2017 | shares	29,879,323
Statement Line Items [Line Items]
Comprehensive loss					(11,233)	(11,233)
Employee stock options exercised			1			1
Employee stock options exercised, shares | Period	71,375
Issuance of ordinary shares and warrants, net of issuance costs in an amount of $1,775 thousand	$ 16		8,765	4,944		13,725
Issuance of ordinary shares and warrants, net of issuance costs in an amount of $1,775 thousand, shares | shares	5,904,762
Share based payments to employees and non-employees services			2,669			2,669
Balance, ending at Jun. 30, 2018	$ 73	16	232,490	7,904	(179,421)	61,062
Balance, shares ending at Jun. 30, 2018 | shares	35,855,460
Balance, beginning at Dec. 31, 2018	$ 73	41	233,721	7,904	(188,646)	53,093
Balance, shares beginning at Dec. 31, 2018 | shares	35,881,128
Statement Line Items [Line Items]
Comprehensive loss					(8,872)	(8,872)
Share based payments to employees and non-employees services			1,264			1,264
Balance, ending at Jun. 30, 2019	$ 73	$ 41	$ 234,985	$ 7,904	$ (197,518)	$ 45,485
Balance, shares ending at Jun. 30, 2019 | shares	35,881,128